Income Taxes (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Income Taxes [Line Items]
Income tax holiday, description		Shanghai Boqii could enjoy a tax holiday of 2-year EIT exemption and subsequently 3-year 12.5% preferential tax rate and the certificate expired until October 2023.
Income tax rate		1.00%	1.00%	1.00%
Percentage of general income tax rate		25.00%	25.00%	25.00%
Super deduction for research and development expenses		1.00%	1.00%	0.00%
Research and development expenses	[1]	¥ 363	¥ 547	¥ 456
Tax loss carryforwards		612,000	603,000
Valuation allowances		¥ 154,549	¥ 155,255	¥ 166,669	¥ 177,247
Additional Deduction [Member]
Income Taxes [Line Items]
Additional deduction for research and development expenses		100.00%
China [Member]
Income Taxes [Line Items]
Percentage of general income tax rate		25.00%
China [Member] | Enterprise Income Tax [Member]
Income Taxes [Line Items]
Income tax rate		25.00%	25.00%	12.50%
China [Member] | Super Deduction [Member]
Income Taxes [Line Items]
Super deduction for research and development expenses		200.00%

[1]	According to the relevant laws and regulations promulgated by the State Administration of Tax of the PRC, from 2013 onwards, enterprises engaging in research and development activities are entitled to claim 200% of their qualified research and development expenses so incurred as tax deductible expenses. The additional deduction of 100% of qualified research and development expenses (the “Super Deduction”) can be directly claimed in the annual EIT filing. For the years end March 31, 2023, 2024 and 2025, the Super Deduction for research and development expenses available to the Company amounted to RMB0.5 million, RMB0.5 million and RMB 0.4 million, respectively.